Taxation on Ordinary Activities (Details)		1 Months Ended	12 Months Ended
	Apr. 01, 2023	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Statutory tax rate		25.00%	19.00%	19.00%	19.00%
Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate	25.00%